Interest in Other Entities (Details) - Schedule of Short Term Loans - Short Term Loans [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of short term loans [Abstract]
Short term bank loans	$ 8,952	$ 5,025
Current maturities of long-term bank loans		1,500
Total	$ 8,952	$ 6,525